Income Taxes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Federal statutory tax rate	21.00%
Valuation allowance	$ 256,413	$ 148,546
Net operating loss carryforwards, no expiration	$ 638,270
Taxable income limitation, percentage	80.00%
Net operating loss carryforwards, subject to expiration			$ 80,528
Equity ownership, percentage (in Dollars per share)	$ 50
Income tax position percentage (in Dollars per share)	$ 50
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	$ 718,798
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward	4,230
Foreign [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	113,019
State [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards	518,073
State [Member] | Research Tax Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Tax credit carryforward	$ 4,230